DERIVATIVE FINANCIAL INSTRUMENTS (Schedule of Effect of Derivative Instruments in Cash Flow Hedging Relationships on Net Loss and Other Comprehensive Income (Loss)) (Details) (Cash Flow Hedging [Member], USD $)
In Thousands, unless otherwise specified
12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Derivative Instruments, Gain (Loss) [Line Items]
Increase (decrease) in gains recognized in other comprehensive income (loss) on derivative (effective portion)	$ 80	$ (86)	$ 124
Foreign Exchange Option [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Increase (decrease) in gains recognized in other comprehensive income (loss) on derivative (effective portion)	11	(16)
Foreign Exchange Forward [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Increase (decrease) in gains recognized in other comprehensive income (loss) on derivative (effective portion)	$ 69	$ (70)	$ 124